Impairment, Restructuring Charges and Other Related Closure Costs - Summary of Impairment, Restructuring Charges and Other Related Closure Costs (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Impairment	$ (13)	$ (8)	$ (16)	$ (24)
Restructuring charges		(75)	(37)	(41)
Other related closure costs		(10)	(12)	(25)
Total impairment, restructuring charges and other related closure costs		(93)	(65)	(90)
Set-top Box Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		(74)
Other related closure costs		(9)
Total impairment, restructuring charges and other related closure costs		(83)
EPS Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		(1)	(36)	(16)
Other related closure costs				(14)
Total impairment, restructuring charges and other related closure costs		(1)	(36)	(30)
Long-lived Asset Impairment Charge [Member]
Restructuring Cost and Reserve [Line Items]
Impairment		(8)	(16)	(24)
Total impairment, restructuring charges and other related closure costs		(8)	(16)	(24)
$600-650 Million Net Opex Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges				(17)
Other related closure costs		(1)	(2)	(7)
Total impairment, restructuring charges and other related closure costs		$ (1)	(2)	(24)
Manufacturing Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			(1)	(8)
Other related closure costs			(10)	(4)
Total impairment, restructuring charges and other related closure costs			$ (11)	$ (12)